Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,732,000.00
Previously Paid Amount	0.00
Total Fee Amount	791.59
Total Offset Amount	0.00
Net Fee	791.59
Narrative - Max Aggregate Offering Price	$ 5,732,000.00
Final Prospectus	true